UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	1/31/26

Item 1. Reports to Stockholders.

(a)

Arrow Valtoro ETF

(ORO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow Valtoro ETF for the period of October 16, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=521. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Valtoro ETF	$173	6.16%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through January 31, 2026. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote**	Annualized

Fund Statistics

  Net Assets$3,213,220
  Number of Portfolio Holdings2
  Advisory Fee (net of waivers)$8,889
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	13.7%
Money Market Funds	86.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	86.3%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow Valtoro ETF

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=521), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-ORO

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Arrow Valtoro ETF

ORO

Semi-Annual Financial Statements
and Additional Information

January 31, 2026

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW VALTORO ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 86.3%

	MONEY MARKET FUND - 86.3%
2,774,165	First American Government Obligations Fund, Class X, 3.61%(a) (c) (Cost $2,774,165)	$2,774,165

	TOTAL INVESTMENTS - 86.3% (Cost $2,774,165)	$2,774,165
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.7%	439,055
	NET ASSETS - 100.0%	$3,213,220

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Depreciation
36	COMEX E-Micro Gold Futures(c)	04/29/2026	$1,708,236	$(226,368)

	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the ATV Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2026

ASSETS
Investment securities:
At cost	$2,774,165
At value	$2,774,165
Deposits with brokers	677,396
Interest receivable	6,856
Prepaid expenses and other assets	20,894
TOTAL ASSETS	3,479,311

LIABILITIES
Unrealized depreciation on futures contracts	226,368
Payable to related parties	17,589
Investment advisory fees payable	2,701
Accrued expenses and other liabilities	19,433
TOTAL LIABILITIES	266,091
NET ASSETS	$3,213,220

Net Assets Consist Of:
Paid in capital	$3,409,893
Accumulated deficit	(196,673)
NET ASSETS	$3,213,220

Net Asset Value Per Share:
Net Assets	$3,213,220
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	175,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$18.36

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2026 *

INVESTMENT INCOME
Interest	$27,289
TOTAL INVESTMENT INCOME	27,289

EXPENSES
Administrative services fees	17,589
Investment advisory fees	12,444
Legal fees	7,711
Audit fees	5,332
Custodian fees	3,518
Printing and postage expenses	2,932
Transfer agent fees	2,226
Trustees fees and expenses	2,052
Professional fees	733
Insurance expense	293
Other expenses	3,518
TOTAL EXPENSES	58,348
Less: Fees waived by the Advisor	(3,555)
NET EXPENSES	54,793

NET INVESTMENT LOSS	(27,504)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	17,467
Futures contracts	39,732
57,199

Net change in unrealized depreciation on futures contracts	(226,368)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(169,169)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(196,673)

*	The Arrow Valtoro ETF commenced operations on October 16, 2025.

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended
January 31, 2026 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(27,504)
Net realized gain on investments and futures contracts	57,199
Net change in unrealized depreciation on futures contracts	(226,368)
Net decrease in net assets resulting from operations	(196,673)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,885,971
Cost of shares redeemed	(476,078)
Net increase in net assets resulting from shares of beneficial interest	3,409,893

TOTAL INCREASE IN NET ASSETS	3,213,220

NET ASSETS
Beginning of Period	—
End of Period	$3,213,220

SHARE ACTIVITY
Shares Sold	200,000
Shares Redeemed	(25,000)
Net increase in shares of beneficial interest outstanding	175,000

(a)	The Arrow Valtoro ETF commenced operations on October 16, 2025.

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended
January 31, 2026 (1)
(Unaudited)
Net asset value, beginning of period	$20.00
Activity from investment operations:
Net investment loss (2)	(0.17)
Net realized and unrealized loss on investments	(1.47)
Total from investment operations	(1.64)
Net asset value, end of period	$18.36
Total return (4)(7)	(8.20)%
Net assets, at end of period (000s)	$3,213
Ratio of gross expenses to average net assets (5)(6)	6.56%
Ratio of net expenses to average net assets (6)	6.16%
Ratio of net investment loss to average net assets (6)	(3.09)%
Portfolio Turnover Rate (3)(7)	0%

(1)	The Arrow Valtoro ETF commenced operations on October 16, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2026

1. ORGANIZATION

The Arrow Valtoro ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek capital gains. The investment objective is non-fundamental. The Fund commenced operations on October 16, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2026 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Short Term Investment	$2,774,165	$—	$—	$2,774,165
Total	$2,774,165	$—	$—	$2,774,165
Liabilities	Level 1	Level 2	Level 3	Total
Open Long Futures Contracts **	$226,368	$—	$—	$226,368
Total	$226,368	$—	$—	$226,368

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

**	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts open as of January 31, 2026.

See Consolidated Schedule of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

Consolidation of Subsidiaries – ATV Fund Limited (“ATV-CFC”) – The Consolidated Schedule of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of ATV, which is a wholly-owned and controlled Cayman Islands subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

ATV-CFC utilizes derivative based products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned derivative based products, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Fund may use derivatives (including swaps, structured notes, options, futures, and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

Fixed Income Risk – When the Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Taxation Risk – By investing in commodities indirectly through a CFC, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – The CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and CFC, respectively, are organized, could result in the inability of the Fund and/or CFC to operate as described in the Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of its CFC.

The Fund’s investments in ATV-CFC are as follows:

	Inception Date of CFC	CFC Net Assets at January 31, 2026	% of Total Net Assets at January 31, 2026
ATV-CFC	10/16/2025	$ 537,169	16.72%

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s July 31, 2026 year-end tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the period ended January 31, 2026, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the fund in the Trust.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

Derivatives Disclosure

Fair Values of Derivative Instruments as of January 31, 2026:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statement of		Consolidated Statement of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Futures: Commodity Risk	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$226,368
		$—		$226,368

The average notional value of the derivative instruments for the period ended January 31, 2026 is disclosed below:

Derivative Instrument	Average Notional Value
Long Futures	$1,121,451

The effect of Derivative Instruments on the Consolidated Statement of Operations for the year ended January 31, 2026:

Location	Commodity Risk	Currency Risk	Total
Net realized gain (loss) from:
Futures contracts	$292,551	$(252,819)	$39,732
Total net realized gain (loss)	$292,551	$(252,819)	$39,732
Net change in unrealized depreciation of:
Futures contracts	$(226,368)	$—	$(226,368)
Total net change in unrealized depreciation	$(226,368)	$—	$(226,368)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSET

The Fund’s policy is to recognize a net asset or liability in the Consolidated Statement of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures. During the period ended January 31, 2026, the Fund was subject to a master netting arrangement for the futures and options. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2026.

Gross Amounts Not Offset in the
Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
		the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements of	Financial
	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts - StoneX Financial Inc.	$226,368	$—	$226,368	$—	$—	$226,368
Total	$226,368	$—	$226,368	$—	$—	$226,368

4. INVESTMENT TRANSACTIONS

For the period ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $0 and $0, respectively.

For the period ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Fund has entered into a Custody Agreement with U.S. Bank, N.A. to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets. For the period ended January 31, 2026, the Fund incurred $12,444 in advisory fees. The Advisor has agreed, at least until November 30, 2026 to waive 0.40% of its advisory fee. For the period ended January 31, 2026, the Advisor waived fees in the amount of $3,555, pursuant to the waiver agreement.

The Trust, with respect to the Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$500

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in First American Government Obligations Fund - Class X, (“FGXXX”). The Fund may sell or redeem its investment in FGXXX at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund is directly affected by the performance of FGXXX. The financial statements of FGXXX, including the portfolio of investments, can be found at FGXXX’s website, www.firstamericanfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2026, the Fund’s investment in FGXXX was 86.3% of net assets.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arrow Valtoro ETF
Additional Information (Unaudited)
January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held September 26, 2025 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Valtoro ETF (the “Valtoro ETF”).

The Board, including the Independent Trustees, unanimously approved the Advisory Agreement based upon its review of the written materials provided at the Meeting and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approve the Advisory Agreement:

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Valtoro ETF. The Trustees considered a presentation given by the Adviser regarding the Valtoro ETF’s investment strategy, and considered their past experience with the Adviser as adviser to the other Funds in the Trust. The Trustees commented on the Adviser’s particular experience managing ETFs, including passively managed ETFs that seek to track the performance of an index. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience of its management personnel. The Trustees noted that the Adviser continued to reinvest in the business of the Trust, as evidenced by the anticipated launch of the Valtoro ETF. The Trustees noted that the Adviser had no material compliance matters to report and no current or pending litigation matters. The Trustees reviewed the Adviser’s broker selection process and the factors considered by the Adviser in broker selection, as well as its experience with the creation and redemption process and work with authorized participants. After further discussion, the Trustees agreed that the Adviser had the experience and depth of personnel necessary to effectively manage the Valtoro ETF.

Arrow Valtoro ETF
Additional Information (Unaudited) (Continued)
January 31, 2026

Fee and Expenses. The Board noted that the proposed advisory fee of 1.40% was below the peer group average of 1.77%. They further noted that the Fund’s anticipated total expense ratio of 1.50% was below the peer group average of 1.93%. The Board concluded that the proposed fee was reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Valtoro ETF. The Trustees considered the Adviser’s expectation for growth in the initial two year term of the advisory agreement. The Trustees acknowledged the Adviser had indicated its willingness to consider breakpoints as the Fund realize material asset growth. The Trustees concluded that the absence of breakpoints was acceptable at this time.

Profitability. The Board reviewed the profitability of Arrow with respect to the Valtoro ETF. The Board noted that it is anticipated that the Adviser would begin to earn a profit from the Valtoro ETF in the second year operations. The Board concluded that the profitability of Arrow in connection with the management of the Funds was not excessive given the nature, extent and quality of the services provided.

Fall-out Benefits. Because of its relationship with the Fund, the Adviser and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Adviser as to any such benefits.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the advisory agreement with respect to the Valtoro ETF.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933, by visiting www.ArrowFunds.com or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date	4/10/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date	4/10/26

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date	4/10/26